UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

TCM SMALL-MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31,2007 (Unaudited)

Shares		Value
	COMMON STOCKS: 97.0%
	Aerospace & Defense: 3.3%
1,517	Goodrich Corp.	$107,115
1,500	KBR, Inc. *	58,200
606	Moog, Inc. *	27,761
		193,076
	Air Freight & Logistics: 1.9%
931	Expeditors International of Washington, Inc.	41,597
1,607	Hub Group, Inc. *	42,714
1,589	UTI Worldwide, Inc.	31,144
		115,455
	Auto Components: 0.8%
2,147	LKQ Corp. *	45,130

	Capital Markets: 4.5%
1,057	Affiliated Managers Group, Inc. *	124,155
3,161	Invesco Ltd. *	99,192
2,011	Jefferies Group, Inc.	46,354
		269,701
	Chemicals: 4.3%
1,739	Airgas, Inc.	90,619
2,279	Albemarle Corp.	94,009
1,280	OM Group, Inc. *	73,651
		258,279
	Commercial Services & Supplies: 3.4%
809	Apollo Group, Inc. *	56,751
1,320	Geo Group, Inc. *	36,960
1,701	Republic Services, Inc.	53,326
634	Ritchie Bros. Auctioneers, Inc.	52,432
		199,469
	Communications Equipment: 6.5%
1,229	Belden, Inc.	54,690
989	Ciena Corp. *	33,735
951	CommScope, Inc. *	46,799
1,480	F5 Networks, Inc. *	42,210
1,656	NICE Systems Ltd. - ADR *	56,834
2,753	Polycom, Inc. *	76,478
3,075	SiRF Technology Holdings, Inc. *	77,275
		388,021
	Computers & Peripherals: 1.4%
1,876	Intermec, Inc. *	38,101
1,351	SanDisk Corp. *	44,813
		82,914
	Construction & Engineering: 9.5%
1,701	Chicago Bridge & Iron Co NV	102,809
2,118	EMCOR Group, Inc. *	50,048
3,239	McDermott International, Inc. *	191,198
3,203	Quanta Services, Inc. *	84,047
2,528	URS Corp. *	137,346
		565,448
	Diversified Telecommunication Services: 1.1%
3,137	Time Warner Telecom, Inc. *	63,650

	Electrical Equipment: 2.0%
917	General Cable Corp. *	67,198
725	Woodward Governor Co.	49,263
		116,461
	Electronic Equipment & Instruments: 3.9%
3,497	Amphenol Corp.	162,156
2,292	Trimble Navigation Ltd. *	69,310
		231,466
	Energy Equipment & Services: 2.9%
724	Compagnie Gnrale de Gophysique-Veritas - ADR *	40,580
495	Core Laboratories NV *	61,737
506	FMC Technologies, Inc. *	28,690
643	Oceaneering International, Inc. *	43,306
		174,313
	Food & Staples Retailing: 1.0%
1,960	United Natural Foods, Inc. *	62,171

	Health Care Equipment & Services: 1.2%
2,043	Sirona Dental Systems, Inc. *	68,400

	Health Care Equipment & Supplies: 6.9%
1,431	American Medical Systems Holdings, Inc. *	20,692
700	Arthrocare Corp. *	33,635
1,344	Haemonetics Corp/Mass *	84,699
1,327	Hologic, Inc. *	91,086
1,158	Illumina, Inc. *	68,623
1,393	Immucor, Inc. *	47,348
1,155	Resmed, Inc. *	60,672
		406,755
	Health Care Providers & Services: 4.4%
1,041	Advisory Board Co. *	66,822
1,041	Chemed Corp.	58,171
1,536	HealthExtras, Inc. *	40,059
606	Healthways, Inc. *	35,415
34	Pediatrix Medical Group, Inc. *	2,317
1,793	Psychiatric Solutions, Inc. *	58,272
		261,056
	Health Care Technology: 0.8%
2,592	Allscripts Healthcare Solutions, Inc. *	50,337

	Hotels Restaurants & Leisure: 2.3%
1,552	Bally Technologies *	77,166
1,066	Orient-Express Hotels Ltd.	61,316
		138,482
	Insurance: 1.5%
1,304	Assurant, Inc.	87,238

	Internet Software & Services: 3.2%
960	Equinix, Inc. *	97,027
2,503	VeriSign, Inc. *	94,138
		191,165
	IT Services: 2.7%
744	Euronet Worldwide, Inc. *	22,320
2,068	Global Payments, Inc.	96,203
1,393	Total System Services, Inc.	39,004
		157,527
	Life Science Tools & Services: 2.0%
1,310	PerkinElmer, Inc.	34,086
1,290	Techne Corp. *	85,205
		119,291
	Machinery: 2.2%
1,309	Barnes Group, Inc.	43,707
729	Joy Global, Inc.	47,983
980	Kennametal, Inc.	37,103
		128,793
	Marine: 0.9%
1,207	Kirby Corp. *	56,101

	Office Electronics: 0.2%
276	Zebra Technologies Corp. *	9,577

	Oil & Gas: 0.4%
1,099	Goodrich Petroleum Corp. *	24,859

	Pharmaceuticals: 1.5%
1,104	Medicis Pharmaceutical	28,671
1,670	Perrigo Co.	58,467
		87,138
	Prepackaged Software: 0.9%
3,059	Foundry Networks, Inc. *	53,594

	Semiconductor & Semiconductor Equipment: 5.4%
2,015	Hittite Microwave Corp. *	96,236
2,592	Marvell Technology Group Ltd. *	36,236
2,760	Tessera Technologies, Inc. *	114,816
2,657	Verigy Ltd. *	72,191
		319,479
	Software: 10.8%
4,323	Activision, Inc. *	128,393
4,248	Ansys, Inc. *	176,122
1,236	Electronic Arts, Inc. *	72,195
1,826	Informatica Corp. *	32,904
2,013	Intuit, Inc. *	63,631
1,420	Micros Systems, Inc. *	99,627
1,442	Quality Systems, Inc.	43,967
1,132	Verint Systems, Inc. *	22,131
		638,970
	Specialty Retail: 2.3%
809	Gamestop Corp New *	50,247
1,888	O'Reilly Automotive, Inc. *	61,228
563	Tiffany & Co.	25,915
		137,390
	Trading Companies & Distributors: 0.4%
569	MSC Industrial Direct Co., Inc. Class - A	23,027

	Wireless Telecommunication Services: 0.5%
593	NII Holdings, Inc. *	28,643

	TOTAL COMMON STOCKS
	(Cost $5,470,924)	5,753,376

Par
	SHORT-TERM INVESTMENTS: 3.4%
	Commercial Paper: 2.8%
$166,000	General Electric, 2.730%, 01/02/2008	166,000

Shares
	Money Market Fund: 0.6%
36,166	SEI Daily Income Trust Government Fund	36,166

	TOTAL-SHORT TERM INVESTMENTS
	(Cost $202,166)	202,166

	TOTAL INVESTMENTS IN SECURITIES: 100.4%
	(Cost $5,673,080)	5,955,542
	Liabilities in Excess of Other Assets: (0.4)%	(23,361)
	TOTAL NET ASSETS: 100.00%	$5,932,181

*	Non-income producing security.
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows+:

Cost of investments	$5,681,192
Gross unrealized appreciation	474,873
Gross unrealized depreciation	(200,523)
Net unrealized appreciation	$274,350

+ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments since the Fund does not have a full fiscal year of history.

TCM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31,2007 (Unaudited)
Shares		Value
	COMMON STOCKS: 95.0%
	Aerospace & Defense: 1.8%
31,506	HEICO Corp.	$1,716,447
30,330	HEICO Corp - Class A	1,292,058
19,175	Innovative Solutions & Support, Inc. *	185,806
172,292	Ladish Co., Inc. *	7,441,291
		10,635,602
	Air Freight & Logistics: 1.3%
163,780	Hub Group, Inc. *	4,353,272
172,656	UTI Worldwide, Inc.	3,384,058
		7,737,330
	Auto Components: 0.8%
218,653	LKQ Corp. *	4,596,086

	Capital Markets: 2.5%
119,010	Affiliated Managers Group, Inc. *	13,978,915
54,586	Duff & Phelps Corp. *	1,074,252
		15,053,167
	Chemicals: 3.3%
190,924	Airgas, Inc.	9,949,050
174,504	OM Group, Inc. *	10,040,960
		19,990,010
	Commercial Services & Supplies: 3.2%
309,924	Corinthian Colleges, Inc. *	4,772,830
220,101	Cornell Companies, Inc. *	5,132,755
177,985	Geo Group, Inc. *	4,983,580
61,481	GeoEye, Inc. *	2,068,836
270,496	On Assignment, Inc. *	1,896,177
		18,854,178
	Communications Equipment: 5.5%
130,767	Belden, Inc.	5,819,131
103,660	Ciena Corp. *	3,535,843
846,693	Harmonic, Inc. *	8,873,343
371,526	SiRF Technology Holdings, Inc. *	9,336,448
154,873	ViaSat, Inc. *	5,332,277
		32,897,042
	Computers & Peripherals: 0.7%
196,902	Intermec, Inc. *	3,999,080

	Construction & Engineering: 7.6%
179,908	Chicago Bridge & Iron Co. NV - ADR	10,873,640
233,688	EMCOR Group, Inc. *	5,522,047
360,763	MasTec, Inc. *	3,668,960
281,536	McDermott International, Inc. *	16,619,070
157,266	URS Corp. *	8,544,262
		45,227,979
	Diversified Telecommunication Services: 1.6%
326,617	Aruba Networks, Inc. *	4,869,860
207,365	Cogent Communications Group, Inc. *	4,916,624
		9,786,484
	Electronic Equipment & Instruments: 3.6%
255,747	Amphenol Corp. - Class A	11,858,988
251,589	OSI Systems, Inc. *	6,659,561
71,958	Rogers Corp. *	3,120,819
		21,639,368
	Energy Equipment & Services: 1.0%
49,390	Core Laboratories NV *	6,159,921

	Food & Staples Retailing: 1.1%
209,262	United Natural Foods, Inc. *	6,637,791

	Health Care Equipment & Supplies: 10.9%
162,772	Abaxis, Inc. *	5,837,004
198,986	American Medical Systems Holdings, Inc. *	2,877,337
66,515	Arthrocare Corp. *	3,196,046
136,616	Haemonetics Corp. *	8,609,540
79,509	Hologic, Inc. *	5,457,498
142,583	Illumina, Inc. *	8,449,469
146,818	Immucor, Inc. *	4,990,344
168,585	Micrus Endovascular Corp. *	3,317,753
218,937	Sirona Dental Systems, Inc. *	7,330,011
79,639	Somanetics Corp. *	1,883,462
51,207	SurModics, Inc. *	2,779,004
349,165	Wright Medical Group, Inc. *	10,185,143
		64,912,611
	Health Care Providers & Services: 8.7%
114,771	The Advisory Board Co. *	7,367,151
109,757	Chemed Corp.	6,133,221
206,031	HealthExtras, Inc. *	5,373,288
63,897	Healthways, Inc. *	3,734,141
114,976	ICON PLC - ADR *	7,112,415
188,010	Psychiatric Solutions, Inc. *	6,110,325
135,564	Sierra Health Services *	5,688,265
592,316	Sun Healthcare Group, Inc. *	10,170,066
		51,688,872
	Health Care Technology: 3.2%
305,859	Allscripts Healthcare Solutions, Inc. *	5,939,782
222,229	Omnicell, Inc. *	5,984,627
429,522	Trizetto Group *	7,460,797
		19,385,206
	Hotels, Restaurants & Leisure: 2.0%
159,454	Bally Technologies, Inc. *	7,928,053
72,359	Orient-Express Hotels Ltd. - Class A	4,162,090
		12,090,143
	Household Durables: 0.7%
123,052	Universal Electronics, Inc. *	4,114,859

	Industrial Conglomerates: 0.5%
80,022	Walter Industries, Inc.	2,875,190

	Insurance Agents, Brokers, & Service: 0.5%
307,776	Meadowbrook Insurance Group, Inc. *	2,896,172

	Internet Software & Services: 2.4%
471,557	Ariba, Inc. *	5,257,860
437,976	Internap Network Services Corp. *	3,648,340
162,375	Vocus, Inc. *	5,606,809
		14,513,009
	IT Services: 1.2%
76,747	Euronet Worldwide, Inc. *	2,302,410
387,122	Tyler Technologies, Inc. *	4,990,003
		7,292,413
	Life Science Tools & Services: 1.0%
93,695	Techne Corp. *	6,188,555

	Machinery: 2.1%
136,675	Barnes Group, Inc.	4,563,578
134,280	Kadant, Inc. *	3,984,088
106,432	Kennametal, Inc.	4,029,515
		12,577,181
	Management Consulting Services: 0.9%
67,934	Huron Consulting Group, Inc. *	5,477,518

	Marine: 1.0%
124,234	Kirby Corp. *	5,774,396

	Oil & Gas: 1.6%
201,662	Goodrich Petroleum Corp. *	4,561,594
125,203	Penn Virginia Corp.	5,462,607
		10,024,201
	Oil & Gas Field Machinery: 1.1%
222,139	Tesco Corp. *	6,368,725

	Oil, Gas & Consumable Fuels: 1.0%
70,302	Patriot Coal Corp. *	2,934,405
249,687	Rex Energy Corporation *	2,978,766
		5,913,171
	Pharmaceuticals: 2.0%
199,465	Axcan Pharma, Inc. *	4,587,695
109,540	BioForm Medical, Inc. *	748,158
129,176	Medicis Pharmaceutical Corp.	3,354,701
171,728	Obagi Medical Products, Inc. *	3,140,905
		11,831,459
	Prepackaged Software: 0.9%
241,311	Phase Forward, Inc. *	5,248,514

	Professional, Scientific, & Technical Services: 0.5%
142,942	PROS Holdings, Inc. *	2,804,522

	Semiconductor & Semiconductor Equipment: 7.6%
183,095	Cavium Networks, Inc. *	4,214,847
193,812	FEI Co. *	4,812,352
155,587	Hittite Microwave Corp. *	7,430,835
168,787	Silicon Motion Technology Corp. - ADR *	3,001,033
222,375	Supertex, Inc. *	6,958,114
278,494	Tessera Technologies, Inc. *	11,585,350
275,098	Verigy Ltd *	7,474,413
		45,476,944
	Software: 10.4%
307,291	Ansoft Corp. *	7,943,472
397,326	Ansys, Inc. *	16,473,136
140,625	Concur Technologies, Inc. *	5,092,031
192,812	Informatica Corp. *	3,474,472
488,298	Magma Design Automation, Inc. *	5,962,119
157,807	MICROS Systems, Inc. *	11,071,739
58,485	MicroStrategy, Inc. *	5,561,924
152,282	Quality Systems, Inc.	4,643,078
89,606	Verint Systems, Inc. *	1,751,797
		61,973,768
	Wireless Telecommunication Services: 0.8%
353,268	Clearwire Corp. *	4,843,304

	TOTAL COMMON STOCKS
	(Cost $470,401,978)	567,484,771

	INVESTMENT COMPANY: 4.0%
287,332	iShares Russell 2000 Growth Index Fund	23,986,476

	TOTAL INVESTMENT COMPANY
	(Cost $24,397,739)	23,986,476

Par
	SHORT-TERM INVESTMENTS: 1.3%
	Commercial Paper: 1.3%
7,866,486	General Electric, 2.730%, 01/02/2008	7,866,486

Shares
	Money Market Fund: 0.0%
37,313	SEI Daily Income Trust Government Fund	37,313

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,903,799)	7,903,799

	TOTAL INVESTMENTS IN SECURITIES: 100.3%
	(Cost $502,703,516)	599,375,046
	Liabilities in Excess of Other Assets: (0.3)%	(1,920,413)
	TOTAL NET ASSETS: 100.0%	$597,454,633

*	Non-income producing security.
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows+:

Cost of investments	$503,441,841
Gross unrealized appreciation	116,275,091
Gross unrealized depreciation	(20,341,886)
Net unrealized appreciation	$95,933,205

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title       /s/Robert M. Slotky
Robert M. Slotky, President

Date  February 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  February 26, 2008

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  February 29, 2008

* Print the name and title of each signing officer under his or her signature.